Fair Value Measurement - Summary of Fair Values of Financial Liability (Details)	Jun. 30, 2025 USD ($) yr
Risk-free Rate of Return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.0371
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.607
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | yr	2.3
Fair value of the Company's ordinary shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | $	0.034